Related Party Transactions (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Ownership interest of Hoisager			100.00%
Advance from affiliate for working capital			$ 817,504
Joint interest billing receivables			11,920,783	3,695,119
Capital cost paid for wells			5,855,814
Accounts receivable total			954,645	425,372
General and administrative expenses allocated from arabella petroleum company, LLC	$ 32,977	$ 65,955